Capital adequacy (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Capital ratios %
Minimum percentage of annual legal profits to be retained as general legal reserve	5.00%
Maximum cumulative transfer to general reserve as a percentage of paid-in share capital	20.00%
General legal reserves as a minimum percentage of paid-in share capital	20.00%
Basel III
Eligible capital (CHF million)
CET1 capital	43,322	42,989
Additional tier 1 capital	6,482	3,072
Tier 1 capital	49,804	46,061
Tier 2 capital	10,947	10,227
Total eligible capital	60,751	56,288
Risk-weighted assets (CHF million)
Risk-weighted assets	291,410	273,846
Capital ratios %
CET1 ratio (as a percent)	14.90%	15.70%
Tier 1 ratio (as a percent)	17.10%	16.80%
Total capital ratio (as a percent)	20.80%	20.60%
Credit risk | Basel III
Risk-weighted assets (CHF million)
Risk-weighted assets	192,663	175,631
Market risk | Basel III
Risk-weighted assets (CHF million)
Risk-weighted assets	34,468	39,133
Non-counterparty risk | Basel III
Risk-weighted assets (CHF million)
Risk-weighted assets	5,866	6,007
Operational risk | Basel III
Risk-weighted assets (CHF million)
Risk-weighted assets	58,413	53,075
Bank | Basel III
Eligible capital (CHF million)
CET1 capital	40,853	37,700
Additional tier 1 capital	6,261	3,069
Tier 1 capital	47,114	40,769
Tier 2 capital	10,997	11,577
Total eligible capital	58,111	52,346
Risk-weighted assets (CHF million)
Risk-weighted assets	282,994	264,189
Capital ratios %
CET1 ratio (as a percent)	14.40%	14.30%
Tier 1 ratio (as a percent)	16.60%	15.40%
Total capital ratio (as a percent)	20.50%	19.80%
Bank | Credit risk | Basel III
Risk-weighted assets (CHF million)
Risk-weighted assets	184,531	166,245
Bank | Market risk | Basel III
Risk-weighted assets (CHF million)
Risk-weighted assets	34,439	39,111
Bank | Non-counterparty risk | Basel III
Risk-weighted assets (CHF million)
Risk-weighted assets	5,611	5,758
Bank | Operational risk | Basel III
Risk-weighted assets (CHF million)
Risk-weighted assets	58,413	53,075